Commitments and Contingent Liabilities - Future Minimum Lease Payments Under Non-cancelable Operating Leases (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancelable operating leases	¥ 115,634
Within 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancelable operating leases	23,733
Between 1 and 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancelable operating leases	47,556
Later than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancelable operating leases	¥ 44,345